GOODWILL AND INTANGIBLE ASSETS - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Amortization expense	$ 58,646	$ 57,122
Intangible assets, net	687,988	744,709
Amortization Expense
2024	58,123
2025	57,308
2026	57,308
2027	57,308
2028	57,308
2029 and beyond	397,433
Total	684,788
Connecticut
Intangible Assets
Amortization expense	$ 0
Licenses/permits
Intangible Assets
Amortization period (# of years)	15 years
Intangible assets, net	$ 641,036	693,714
Area Cultivator License
Intangible Assets
Amount of intangible asset in connection with the cash payment for the cost of the provisional license	3,000
Standalone Delivery License
Intangible Assets
Amount of intangible asset in connection with the cash payment for the cost of the provisional license	$ 200
Right-to-use licenses
Intangible Assets
Amortization period (# of years)	15 years
Intangible assets, net	$ 16,407	17,717
Host community agreements
Intangible Assets
Amortization period (# of years)	15 years
Intangible assets, net	$ 26,954	29,494
Trade name / brand
Intangible Assets
Amortization period (# of years)	5 years
Intangible assets, net	$ 3,591	3,784
Cost of goods sold
Intangible Assets
Amortization expense	$ 16,825	$ 15,907